TAXATION (Narrative) (Details)		3 Months Ended	9 Months Ended
	Jan. 01, 2008	Jun. 30, 2017 CNY (¥)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Income Tax [Line Items]
Dividend distribution with holding tax			10.00%
Statutory reserves			¥ 466,252,857	$ 70,078,436	¥ 466,252,857
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Research and Development, Amount		¥ 39,821,775
Effective Income Tax Rate Reconciliation, Deduction, Amount		¥ 265,478,500
Dividend Distribution Witholding Tax,Description			For certain treaty jurisdictions such as Hong Kong which has signed double tax arrangement with the PRC, the applicable WHT rate could be reduced to 5% if foreign investors directly hold at least 25% shares of invested enterprises at any time throughout the 12-month period preceding the entitlement to the dividends and they are also qualified as beneficial owners to enjoy the treaty benefit.
CHINA [Member]
Income Tax [Line Items]
Federal corporate income tax rate			25.00%
Reduced statutory rate			15.00%
Statutory reserves			¥ 3,175,679,337		2,869,500,611
Deferred tax liability reinvested earnings			¥ 158,783,967		¥ 143,475,031
HONG KONG [Member]
Income Tax [Line Items]
Federal corporate income tax rate			16.50%
LUXEMBURG [Member]
Income Tax [Line Items]
Federal corporate income tax rate			28.80%
JAPAN [Member]
Income Tax [Line Items]
Federal corporate income tax rate			38.00%
SWITZERLAND [Member]
Income Tax [Line Items]
Federal corporate income tax rate			8.50%
GERMANY [Member]
Income Tax [Line Items]
Federal corporate income tax rate			33.00%
ITALY [Member]
Income Tax [Line Items]
Federal corporate income tax rate			31.40%
FRANCE [Member]
Income Tax [Line Items]
Federal corporate income tax rate			33.33%
PORTUGAL [Member]
Income Tax [Line Items]
Federal corporate income tax rate			23.00%
UNITED STATES [Member]
Income Tax [Line Items]
State/Province tax rate			8.84%
UNITED STATES [Member] | Minimum [Member]
Income Tax [Line Items]
Federal corporate income tax rate			15.00%
UNITED STATES [Member] | Maximum [Member]
Income Tax [Line Items]
Federal corporate income tax rate			35.00%
CANADA [Member]
Income Tax [Line Items]
Federal corporate income tax rate			15.00%
State/Province tax rate			11.50%
AUSTRALIA [Member]
Income Tax [Line Items]
Federal corporate income tax rate			30.00%
SOUTH AFRICA [Member]
Income Tax [Line Items]
Federal corporate income tax rate			28.00%
BRAZIL [Member]
Income Tax [Line Items]
Federal corporate income tax rate			15.00%
MEXICO [Member]
Income Tax [Line Items]
Federal corporate income tax rate			30.00%
Foreign Tax Authority [Member]
Income Tax [Line Items]
Federal corporate income tax rate	12.50%